Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies Policies
Principles of Accounting	These financial statements are stated in U.S. Dollars and have been prepared in accordance with accounting principles generally accepted in the United States.
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

Cash

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company occasionally has cash deposits in excess of insured limits.

Income Taxes

Deferred income tax assets and liabilities are computed for differences between the financial statements and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized.

A tax position is a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. The amount recognized is the largest benefit that the Company believes has a greater than 50% likelihood of being realized upon settlement.

The Company reports a liability, if any, for unrecognized tax benefits resulting from uncertain income tax positions taken or expected to be taken in an income tax return. Estimated interest and penalties, if any, are recorded as a component of income taxes. No liability has been recorded for uncertain tax positions, or related interest or penalties.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing income/loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. Diluted earnings or loss per share is computed by dividing income (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) and dilutive common stock equivalents for the period.

Stock-Based Compensation

The Company accounts for stock based compensation for all stock-based awards at fair value on the date of grant and recognizes compensation over the service period for awards expected to vest. The fair value of stock options is determined using the Black-Scholes valuation model with the assumptions disclosed in the notes to financial statements.

Foreign Currency Translation

The Company maintains a U.S. Dollar bank account at a financial institution in Canada. Foreign currency transactions are translated into their functional currency, which is the U.S. Dollar, in the following manner:

At the transaction date, each asset, liability, revenue and expense is translated into the functional currency by the use of the exchange rate in effect at that date. At the period end, monetary assets and liabilities are translated into U.S. Dollars by using the exchange rate in effect at that date. Transaction gains and losses that arise from exchange rate fluctuations are included in the results of operations.

Fair Value of Financial Instruments

The determination of fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values. The carrying value of cash, accounts payable and accrued expenses approximates their fair value because of the short-term nature of these instruments. The Company places its cash with high credit quality financial institutions.

Related Party Transactions

Related parties include: (a) affiliates of the entity; (b) entities for which investments in their equity securities would be required to be accounted for by the equity method by the investing entity; (c) trusts for the benefit of employees; (d) principal owners of the entity and members of their immediate families; (e) management of entity and members of their immediate families; (f) other parties with which the entity may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; (g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.